Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transamerica ETF Trust
Prospectus Date	rr_ProspectusDate	May 01, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2020